COMMON STOCK TRANSACTIONS (Details Narrative) - USD ($)													3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 24, 2023	Jul. 26, 2023	Jun. 26, 2023	Jun. 20, 2023	Feb. 23, 2023	Feb. 22, 2023	Feb. 14, 2023	Feb. 14, 2023	Sep. 22, 2022	Mar. 15, 2022	Mar. 11, 2022	Oct. 12, 2021	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Nov. 28, 2022	Apr. 11, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total proceeds													$ 1,750,000
Proceeds from issuance of stock																	$ 400,000
Proceeds from related party														$ 1,924		13,886
Cash distribution									$ 141,000						141,350
Price per share									$ 0.25
Proceeds from Warrant Exercises														105,000		$ 115,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant to purchase shares							115,000	115,000
Exercise price per share							$ 1.00	$ 1.00										$ 1.00
Reddington Partners LLC [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued												21,136,250
Reddington Partners LLC [Member] | Stock Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued												5,114,475
Total proceeds												$ 400,000
Percentage of outstanding common stock												90.00%
Reverse stock split											1-for 50 reverse stock split
Reddington Partners LLC [Member] | Stock Purchase Agreement [Member] | First Closing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued											422,725
Proceeds from issuance of stock												$ 200,000
Accrued and unpaid liabilities												100,000
Working capital												100,000
Escrow deposit												200,000
Reddington Partners LLC [Member] | Stock Purchase Agreement [Member] | Second Closing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued										4,691,750
Accrued and unpaid liabilities												100,000
Proceeds from related party												$ 200,000
Reddington Partners LLC [Member] | Voting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued												4,434,240
Investment Owned, Balance, Shares												25,570,490
Percentage of outstanding common stock												51.80%
GK Partners [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued					2,500,000	2,500,000
Total proceeds	$ 30,000	$ 25,000	$ 25,000	$ 1,750,000			$ 115,000	$ 115,000						$ 25,000
Price per share				$ 0.70
Warrant to purchase shares														105,000
Exercise price per share														$ 1.00
Proceeds from Warrant Exercises														$ 105,000
Shares stock warrant exercised														25,000
GK Partners [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				2,500,000
GK Partners [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant to purchase shares	30,000	25,000	25,000				115,000	115,000						25,000					6,000,000
Exercise price per share	$ 1.00	$ 1.00	$ 1.00	$ 1.00			$ 1.00	$ 1.00						$ 1.00					$ 1.00
Myson Inc [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				5,000,000